UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21328
______________________________________________

SMA Relationship Trust
______________________________________________________________________________
(Exact name of registrant as specified in charter)

1285 Avenue of the Americas, New York, New York 10019-6028
______________________________________________________________________________
(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq. UBS Global Asset Management Americas Inc. 1285 Avenue of the Americas, 12th floor New York, NY 10019-6028
(Name and address of agent for service)

Copy to:
Bruce Leto, Esq. Stradley Ronon Stevens & Young, LLP 2600 One Commerce Square Philadelphia, PA 19103-7098

Registrant’s telephone number, including area code: 212-713 3000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2009

Item 1. Schedule of Investments

SMA Relationship Trust – Series A

Industry diversification (unaudited)(1)
As a percentage of net assets as of September 30, 2009

Common stocks
Aerospace & defense	0.25%
Air freight & logistics	0.46
Airlines	0.09
Auto components	0.11
Automobiles	0.30
Beverages	0.85
Biotechnology	0.66
Building products	0.08
Capital markets	1.13
Chemicals	1.97
Commercial banks	3.78
Commercial services & supplies	0.77
Communications equipment	0.59
Computers & peripherals	2.51
Construction & engineering	0.32
Construction materials	0.18
Consumer finance	0.23
Distributors	0.20
Diversified consumer services	0.74
Diversified financial services	1.10
Diversified telecommunication services	0.71
Electric utilities	0.92
Electrical equipment	0.64
Electronic equipment, instruments & components	0.52
Energy equipment & services	0.98
Food & staples retailing	1.24
Food products	0.52
Gas utilities	0.06
Health care equipment & supplies	1.00
Health care providers & services	1.70
Hotels, restaurants & leisure	1.54
Household durables	0.23
Household products	0.42
Industrial conglomerates	0.96
Insurance	1.32
Internet & catalog retail	0.32
IT services	0.90
Leisure equipment & products	0.09
Life sciences tools & services	0.38
Machinery	1.29
Marine	0.07
Media	1.12
Metals & mining	0.74
Multiline retail	0.28
Multi-utilities	0.60
Office electronics	0.34
Oil, gas & consumable fuels	3.72
Paper & forest products	0.11
Personal products	0.32
Pharmaceuticals	1.93
Professional services	0.29
Real estate investment trusts (REITs)	0.17
Real estate management & development	0.10
Road & rail	0.43
Semiconductors & semiconductor equipment	0.94
Software	2.18
Specialty retail	1.28
Tobacco	0.30
Trading companies & distributors	0.68
Wireless telecommunication services	1.08

Total common stocks	48.74
Rights	0.01
Investment companies
UBS U.S. Equity Alpha Relationship Fund	21.89
UBS U.S. Large Cap Growth Equity Relationship Fund	18.19

Total investment companies	40.08
Short-term investment	3.74

Total investments	92.57
Cash and other assets, less liabilities	7.43

Net assets	100.00%

(1)	Figures represent the industry breakdown of direct investments of the SMA Relationship Trust - Series A. Figures would be different if a breakdown of the underlying investment companies’ industry diversification was included.

SMA Relationship Trust – Series A – Portfolio of investments
September 30, 2009 (unaudited)

Security description	Shares	Value

Common stocks — 48.74%
Australia — 1.16%
Australia & New Zealand Banking Group Ltd.	752	$16,181
Commonwealth Bank of Australia	485	22,142
Foster’s Group Ltd.	3,122	15,286
National Australia Bank Ltd.	1,784	48,411
Qantas Airways Ltd.	9,292	23,445
QBE Insurance Group Ltd.	4,986	105,832
Westpac Banking Corp.	2,405	55,694
Woodside Petroleum Ltd.	458	21,063

		308,054

Austria — 0.05%
Telekom Austria AG	687	12,386

Bermuda — 0.11%
Accenture PLC, Class A	800	29,816

Canada — 0.85%
Canadian Imperial Bank of Commerce	1,000	60,982
George Weston Ltd.	200	10,412
Power Financial Corp.	800	23,051
Shoppers Drug Mart Corp.	900	36,937
TMX Group, Inc.	500	16,770
Toronto-Dominion Bank	1,200	77,616

		225,768

Cayman Islands — 0.11%
Seagate Technology	2,000	30,420

China — 0.25%
Cheung Kong Infrastructure Holdings Ltd.	2,000	7,148
CLP Holdings Ltd.	2,000	13,574
Esprit Holdings Ltd.	4,400	29,523
Hang Seng Bank Ltd.	1,200	17,295

		67,540

Finland — 0.21%
Nokia Oyj	859	12,633
Stora Enso Oyj, Class R*	1,780	12,399
Tieto Oyj	801	15,941
UPM-Kymmene Oyj	1,371	16,451

		57,424

France — 2.35%
AXA SA	375	10,152
BNP Paribas	1,368	109,302
Cie Generale de Geophysique-Veritas*	1,814	42,326
France Telecom SA	3,584	95,479
GDF Suez	1,721	76,421
L’Oreal SA	150	14,915
Societe Generale	592	47,647
Total SA	3,878	230,428

		626,670

Germany — 1.60%
Allianz SE	360	44,974
BASF SE	589	31,210
Daimler AG	327	16,463
Deutsche Bank AG	199	15,272
E.ON AG	773	32,781
Fresenius Medical Care AG & Co. KGaA ADR	900	44,766
Henkel AG & Co KGaA, Preference shares	2,238	96,350
Metro AG	656	37,102
SAP AG	449	21,867
Siemens AG	768	71,117
ThyssenKrupp AG	434	14,944

		426,846

Ireland — 0.21%
Covidien PLC	500	21,630
Elan Corp. PLC ADR*	4,700	33,417

		55,047

Italy — 0.50%
ENI SpA	1,986	49,638
Finmeccanica SpA	1,005	17,766
Intesa Sanpaolo SpA*	8,612	38,091
Terna-Rete Elettrica Nazionale SpA	1,641	6,399
UniCredit SpA*	5,320	20,786

		132,680

Japan — 3.17%
Bank of Yokohama Ltd.	5,000	24,508
Benesse Corp.	400	19,607
Bridgestone Corp.	800	14,357
Canon, Inc.	1,200	48,527
Central Japan Railway Co.	5	35,927
Daito Trust Construction Co., Ltd.	400	17,468
Funai Electric Co., Ltd.	200	9,135
Honda Motor Co., Ltd.	1,800	55,445
ITOCHU Corp.	2,000	13,257
Japan Tobacco, Inc.	13	44,605
JFE Holdings, Inc.	800	27,449
Kao Corp.	600	14,839
Kirin Holdings Co., Ltd.	1,000	15,329
Komatsu Ltd.	1,800	33,728
Kubota Corp.	2,000	16,643
Lawson, Inc.	300	13,936
Leopalace21 Corp.	1,100	8,835
Marubeni Corp.	4,000	20,186
Mitsubishi UFJ Financial Group, Inc.	4,800	25,774
Mitsui OSK Lines Ltd.	3,000	17,780
Mitsui Sumitomo Insurance Group Holdings, Inc.	900	24,815
Nintendo Co., Ltd.	200	51,245
Nippon Electric Glass Co., Ltd.	2,000	18,248
Nippon Mining Holdings, Inc.	3,000	14,772
NTT DoCoMo, Inc.	12	19,170
Panasonic Corp.	1,000	14,738
Ricoh Co., Ltd.	3,000	43,714
Sankyo Co., Ltd.	400	25,043
Secom Co., Ltd.	200	10,071
Shin-Etsu Chemical Co., Ltd.	300	18,448
Sompo Japan Insurance, Inc.	4,000	26,915
Sumitomo Corp.	2,300	23,701
Sumitomo Metal Industries Ltd.	14,000	34,468
Sumitomo Mitsui Financial Group, Inc.	400	13,948
Sumitomo Trust & Banking Co., Ltd.	4,000	21,256
Toyota Motor Corp.	200	7,954

		845,841

Luxembourg — 0.20%
ArcelorMittal	1,450	54,213

Netherlands — 0.91%
Akzo Nobel NV	268	16,603
ASML Holding NV	1,384	40,708
ASML Holding NV, Class G	1,300	38,441
James Hardie Industries NV CDI*	3,010	20,872
Koninklijke Philips Electronics NV	703	17,118
Qiagen NV*	1,600	34,048
Reed Elsevier NV	1,228	13,855
Royal Dutch Shell PLC, Class B	2,181	60,509

		242,154

Norway — 0.42%
Norsk Hydro ASA*	4,800	31,944
Petroleum Geo-Services ASA*	3,700	36,096
Telenor ASA*	3,800	44,013

		112,053

Portugal — 0.05%
Portugal Telecom SGPS SA	1,160	12,281

Singapore — 0.43%
DBS Group Holdings Ltd.	4,000	37,710
Oversea-Chinese Banking Corp. Ltd.	3,000	16,718
United Overseas Bank Ltd.	5,000	59,561

		113,989

Spain — 0.33%
Acciona SA	83	11,296
Banco Santander SA	3,875	62,375
Enagas	708	14,795

		88,466

Sweden — 0.07%
Skandinaviska Enskilda Banken AB, Class A*	2,633	17,751

Switzerland — 1.39%
Adecco SA	730	38,814
Credit Suisse Group AG	954	52,934
Nestle SA	497	21,179
Novartis AG	333	16,661
Roche Holding AG	1,341	216,749
Zurich Financial Services AG	99	23,549

		369,886

United Kingdom — 2.41%
Associated British Foods PLC	4,102	55,526
Barclays PLC*	14,126	83,529
BP PLC	21,492	189,941
British Sky Broadcasting Group PLC	9,584	87,535
Prudential PLC	5,826	56,005
Rio Tinto PLC	873	37,231
Tullow Oil PLC	3,473	62,608
Vodafone Group PLC	26,284	58,892
Wolseley PLC*	486	11,705

		642,972

United States — 31.96%
A123 Systems, Inc.*	700	14,924
Abbott Laboratories	200	9,894
Activision Blizzard, Inc.*	2,500	30,975
Aetna, Inc.	1,000	27,830
Affiliated Computer Services, Inc., Class A*	900	48,753
Aflac, Inc.	800	34,192
Air Products & Chemicals, Inc.	800	62,064
Allergan, Inc.	2,100	119,196
Amazon.com, Inc.*	900	84,024
American Electric Power Co., Inc.	1,500	46,485
American Tower Corp., Class A*	3,100	112,840
Amgen, Inc.*	1,300	78,299
Amphenol Corp., Class A	2,900	109,272
Analog Devices, Inc.	1,100	30,338
Apple, Inc.*	300	55,611
Arch Coal, Inc.	400	8,852
Artio Global Investors, Inc.*	2,300	60,145
AT&T, Inc.	900	24,309
Atmel Corp.*	17,800	74,582
Autodesk, Inc.*	1,600	38,080
Avon Products, Inc.	700	23,772
Baker Hughes, Inc.	300	12,798
Bank of America Corp.	800	13,536
Bank of New York Mellon Corp.	300	8,697
BioMarin Pharmaceutical, Inc.*	2,100	37,968
BorgWarner, Inc.	500	15,130
Broadcom Corp., Class A*	500	15,345
Bucyrus International, Inc.	1,100	39,182
Burlington Northern Santa Fe Corp.	1,000	79,830
C.H. Robinson Worldwide, Inc.	700	40,425
C.R. Bard, Inc.	1,200	94,332
Capital One Financial Corp.	600	21,438
Carnival Corp.	1,200	39,936
Central European Distribution Corp.*	3,100	101,556
CME Group, Inc.	100	30,819
Cognizant Technology Solutions Corp., Class A*	3,800	146,908
Comcast Corp., Class A	4,800	81,072
Concur Technologies, Inc.*	1,300	51,688
Constellation Brands, Inc., Class A*	6,200	93,930
Continental Resources, Inc.*	3,000	117,510
Costco Wholesale Corp.	200	11,292
Darden Restaurants, Inc.	1,600	54,608
DaVita, Inc.*	1,400	79,296
Dell, Inc.*	6,600	100,716
Dick’s Sporting Goods, Inc.*	1,800	40,320
Digital Realty Trust, Inc. REIT	1,000	45,710
Discover Financial Services	2,500	40,575
Dolby Laboratories, Inc., Class A*	300	11,457
Ecolab, Inc.	2,800	129,444
EnergySolutions, Inc.	8,300	76,526
ENSCO International, Inc.	1,100	46,794
EOG Resources, Inc.	300	25,053
Estee Lauder Cos., Inc., Class A	1,300	48,204
Exelon Corp.	2,500	124,050
Express Scripts, Inc.*	2,100	162,918
F5 Networks, Inc.*	600	23,778
FedEx Corp.	1,100	82,742
FirstEnergy Corp.	100	4,572
Flowers Foods, Inc.	2,300	60,467
Fortune Brands, Inc.	900	38,682

GameStop Corp., Class A*	3,500	92,645
General Dynamics Corp.	500	32,300
General Electric Co.	10,200	167,484
Genzyme Corp.*	1,100	62,403
Goldman Sachs Group, Inc.	100	18,435
H&R Block, Inc.	3,700	68,006
Halliburton Co.	1,700	46,104
Henry Schein, Inc.*	1,500	82,365
Hewlett-Packard Co.	600	28,326
Home Depot, Inc.	800	21,312
Illinois Tool Works, Inc.	3,100	132,401
Immucor, Inc.*	3,800	67,260
Intel Corp.	1,900	37,183
IntercontinentalExchange, Inc.*	1,200	116,628
International Game Technology	2,400	51,552
Joy Global, Inc.	900	44,046
JPMorgan Chase & Co.	1,000	43,820
L-3 Communications Holdings, Inc.	200	16,064
LKQ Corp.*	2,900	53,766
Macy’s, Inc.	1,600	29,264
Martin Marietta Materials, Inc.	300	27,621
Masco Corp.	1,700	21,964
Medco Health Solutions, Inc.*	700	38,717
Medtronic, Inc.	2,300	84,640
Merck & Co., Inc.	1,700	53,771
Micros Systems, Inc.*	1,300	39,247
Microsoft Corp.	2,300	59,547
Monsanto Co.	1,400	108,360
Monster Worldwide, Inc.*	2,100	36,708
Morgan Stanley	1,300	40,144
MSC Industrial Direct Co., Class A	2,600	113,308
MSCI, Inc., Class A*	2,400	71,088
National Oilwell Varco, Inc.*	800	34,504
NCR Corp.*	5,200	71,864
NetApp, Inc.*	6,100	162,748
Newfield Exploration Co.*	1,700	72,352
News Corp., Class A	1,100	13,189
NiSource, Inc.	2,400	33,336
Omnicom Group, Inc.	1,400	51,716
O’Reilly Automotive, Inc.*	2,600	93,964
PACCAR, Inc.	700	26,397
Pfizer, Inc.	4,100	67,855
Philip Morris International, Inc.	700	34,118
Praxair, Inc.	900	73,521
Quanta Services, Inc.*	3,900	86,307
Regal-Beloit Corp.	3,400	155,414
Salesforce.com, Inc.*	700	39,851
SanDisk Corp.*	2,600	56,420
SBA Communications Corp., Class A*	1,900	51,357
Scotts Miracle-Gro Co., Class A	1,100	47,245
Sempra Energy	1,000	49,810
Smith International, Inc.	1,400	40,180
Solera Holdings, Inc.	4,200	130,662
Southwestern Energy Co.*	2,300	98,164
Sprint Nextel Corp.*	12,300	48,585
SPX Corp.	800	49,016
Starent Networks Corp.*	4,700	119,474
STEC, Inc.*	2,600	76,414
Strayer Education, Inc.	500	108,840
SUPERVALU, Inc.	1,900	28,614
Symantec Corp.*	4,300	70,821
Sysco Corp.	7,700	191,345
Target Corp.	1,000	46,680
TD Ameritrade Holding Corp.*	5,300	103,986
Teradata Corp.*	3,100	85,312
Terra Industries, Inc.	1,000	34,670
Tetra Tech, Inc.*	4,400	116,732
Thermo Fisher Scientific, Inc.*	1,500	65,505
Time Warner Cable, Inc.	167	7,196
Time Warner, Inc.	466	13,411
Ultra Petroleum Corp.*	800	39,168
UnitedHealth Group, Inc.	600	15,024
Urban Outfitters, Inc.*	2,100	63,357
Viacom, Inc., Class B*	1,100	30,844
VMware, Inc., Class A*	1,176	47,240
Wells Fargo & Co.	4,700	132,446
WMS Industries, Inc.*	5,500	245,080
Wynn Resorts Ltd.*	300	21,267
Xilinx, Inc.	600	14,052

		8,516,273

Total common stocks (cost — $13,575,510)		12,988,530

	Number of
	rights

Rights — 0.01%
France — 0.01%
BNP Paribas, expires 10/13/09* (cost — $0)	1,368	2,963

	Units

Investment companies — 40.08%
UBS U.S. Equity Alpha Relationship Fund*(1)	595,975	5,832,153
UBS U.S. Large Cap Growth Equity Relationship Fund*(1)	468,448	4,848,486

Total investment companies (cost — $12,035,075)		10,680,639

Short-term investment — 3.74%
Investment company — 3.74%
JPMorgan Liquid Assets Money Market Fund, 0.021%(2) (cost — $997,202)	997,202	997,202

Total investments — 92.57% (cost — $26,607,787)		24,669,334
Cash and other assets, less liabilities — 7.43%		1,981,083

Net assets — 100.00%		$26,650,417

Notes to portfolio of investments
Aggregate cost for federal income tax purposes, which was the same for book purposes, was $26,607,787; and net unrealized depreciation consisted of:

Gross unrealized appreciation	$1,401,332
Gross unrealized depreciation	(3,339,785)

Net unrealized depreciation of investments	$(1,938,453)

*	Non-income producing security.
(1)	Investment in affiliated mutual fund.
(2)	The rate shown reflects the yield at September 30, 2009.

ADR	American depositary receipt
CDI	Chess depository interest
Preference shares	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
REIT	Real estate investment trust

Forward foreign currency contracts

SMA Relationship Trust—Series A had the following open forward foreign currency contracts as of September 30, 2009:

					Unrealized
	Contracts to			Maturity	appreciation/
	deliver	In exchange for		dates	(depreciation)

Australian Dollar	1,575,000	USD	1,348,824	12/21/09	$(31,034)
Canadian Dollar	1,070,000	USD	994,127	12/21/09	(5,328)
Euro	365,000	USD	539,251	12/21/09	5,153
Euro	2,870,000	USD	4,190,450	12/21/09	(9,174)
Euro	360,000	ZAR	3,977,064	12/21/09	(5,596)
Great Britain Pound	955,000	USD	1,594,028	12/21/09	68,145
Japanese Yen	74,600,000	USD	821,084	12/21/09	(10,438)
New Zealand Dollar	740,000	USD	531,993	12/21/09	525
Singapore Dollar	125,000	USD	87,877	12/21/09	(818)
Swiss Franc	870,000	USD	839,429	12/21/09	(583)
United States Dollar	261,627	CAD	280,000	12/21/09	(88)
United States Dollar	98,940	GBP	60,000	12/21/09	(3,073)
United States Dollar	139,393	JPY	12,700,000	12/21/09	2,167
United States Dollar	537,053	KRW	670,000,000	12/03/09	31,112
United States Dollar	998,287	MXN	13,532,300	12/21/09	(7,072)
United States Dollar	620,770	MYR	2,192,000	12/03/09	10,917
United States Dollar	523,253	NOK	3,110,000	12/21/09	13,717
United States Dollar	1,806,784	SEK	12,570,000	12/21/09	(2,663)
United States Dollar	550,459	TWD	18,000,000	12/03/09	15,182

Net unrealized appreciation on forward foreign currency contracts					$71,051

Currency type abbreviations:
CAD	Canadian Dollar
GBP	Great Britain Pound
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
SEK	Swedish Krona
TWD	New Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

Futures contracts

SMA Relationship Trust—Series A had the following open futures contracts as of September 30, 2009:

				Unrealized
	Expiration	Cost/		appreciation/
	dates	(proceeds)	Value	(depreciation)

US treasury futures sell contracts:
10 Year US Treasury Notes, 2 contracts (USD)	December 2009	$(233,015)	$(236,656)	$(3,641)
Index futures buy contracts:
Amsterdam Exchange Index, 1 contract (EUR)	October 2009	89,799	91,313	1,514
Dow Jones EURO STOXX 50 Index, 20 contracts (EUR)	December 2009	823,574	836,158	12,584
FTSE 100 Index, 13 contracts (GBP)	December 2009	1,034,399	1,057,704	23,305
Hang Seng Stock Index, 4 contracts (HKD)	October 2009	557,514	539,222	(18,292)
IBEX 35 Index, 1 contract (EUR)	October 2009	171,080	171,615	535
MSCI Taiwan Index, 18 contracts (USD)	October 2009	476,568	492,300	15,732
NIKKEI 225 Index, 3 contracts (JPY)	December 2009	344,546	337,882	(6,664)
OMX Stockholm 30 Index, 10 contracts (SEK)	October 2009	131,940	128,383	(3,557)
S&P Toronto Stock Exchange 60 Index, 1 contract (CAD)	December 2009	129,051	126,671	(2,380)
Index futures sell contracts:
CAC 40 Euro Index, 11 contracts (EUR)	October 2009	(610,624)	(611,197)	(573)
DAX Index, 2 contracts (EUR)	December 2009	(415,444)	(415,189)	255
S&P 500 Index, 122 contracts (USD)	December 2009	(6,337,322)	(6,422,690)	(85,368)
S&P MidCap 400 Index, 73 contracts (USD)	December 2009	(4,926,756)	(5,031,160)	(104,404)
Interest rate futures buy contracts:
Euro-Bund, 21 contracts (EUR)	December 2009	3,725,370	3,745,415	20,045
Interest rate futures sell contracts:
10 Year Japanese Government Bonds, 55 contracts (JPY)	December 2009	(8,484,797)	(8,536,289)	(51,492)

Net unrealized depreciation on futures contracts				$(202,401)

Currency type abbreviations:
CAD	Canadian Dollar
EUR	Euro
GBP	Great Britain Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
SEK	Swedish Krona
USD	United States Dollar

Credit default swaps on credit indices—sell protection(1)

Counterparty—Deutsche Bank AG

Notional amount		Termination dates	Payments made by the Fund		Payments received by the Fund		Upfront payments (made)/ received	Value	Unrealized appreciation/ (depreciation)	Credit spread(2)

USD	1,952,000	06/20/13	—	%(3)	1.5500	%(4)	$—	$19,749	$19,749	1.2200%
USD	1,087,500	06/20/13	—	(5)	5.0000	(4)	—	827	827	4.5352
EUR	960,000	06/20/13	—	(6)	6.5000	(4)	—	50,751	50,751	5.0554
USD	585,600	06/20/13	—	(3)	1.5500	(4)	—	5,925	5,925	1.2200
USD	1,500,000	06/20/14	—	(7)	1.0000	(4)	19,860	(2,024)	17,836	1.0617
EUR	900,000	06/20/14	—	(8)	1.8500	(4)	(37,335)	60,583	23,248	0.8531
EUR	300,000	06/20/14	—	(8)	1.8500	(4)	(6,598)	20,194	13,596	0.8531
EUR	300,000	06/20/14	—	(8)	1.8500	(4)	(13,774)	20,194	6,420	0.8531
USD	250,000	06/20/14	—	(7)	1.0000	(4)	820	(337)	483	1.0617

							$(37,027)	$175,862	$138,835

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Credit spreads, where available, represented in absolute terms, utilized in determining the market value as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as "Defaulted" indicates a credit event has occurred for the referenced entity.
(3)	Payment to the counterparty will be made upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation specified in the Dow Jones CDX.NA.IG Series 10 Index.
(4)	Payments made or received are based on the notional amount.
(5)	Payment to the counterparty will be made upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation specified in the Dow Jones CDX.NA.HY Series 10 Index.
(6)	Payment to the counterparty will be made upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation specified in the iTraxx Europe Crossover Series 9 Index.
(7)	Payment to the counterparty will be made upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation specified in the Dow Jones CDX.NA.IG Series 12 Index.
(8)	Payment to the counterparty will be made upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation specified in the iTraxx Europe Series 11 Index.

Currency type abbreviations:
EUR	Euro
USD	United States Dollar

The following is a summary of the inputs used as of September 30, 2009 in valuing the Fund’s investments:

Measurements at 09/30/09

	Quoted prices in
	active markets for	Significant other	Unobservable
	identical investments	observable inputs	inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common stocks(1)	$12,988,530	$—	$—	$12,988,530
Rights	2,963	—	—	2,963
Investment companies	—	10,680,639	—	10,680,639
Short-term investment	—	997,202	—	997,202
Other financial instruments(2)	(202,401)	209,886	—	7,485

Total	$12,789,092	$11,887,727	$—	$24,676,819

(1)	The Fund may hold investments which have been fair valued in accordance with the Fund’s fair valuation policy as of September 30, 2009, which may result in the movement between Level 1 and Level 2.
(2)	Other financial instruments may include open futures contracts, swap agreements, options and forward foreign currency contracts.

Level 3 Rollforward Disclosure
 The following is a rollforward of the Fund’s investments that were valued using unobservable inputs for the period:

Measurements using unobservable inputs (Level 3)

	Common stocks	Rights	Total

Assets
Beginning balance	$33,931	$4,341	$38,272
Total gains or losses (realized/unrealized) included in earnings	1,933	—	1,933
Purchases, sales, issuances, and settlements (net)	(5,542)	—	(5,542)
Transfers in and/or out of Level 3	(30,322)	(4,341)	(34,663)

Ending balance	$—	$—	$—

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to investments still held at 09/30/09.	$—	$—	$—

SMA Relationship Trust – Series M

Summary of municipal securities by state (unaudited)
As a percentage of net assets as of September 30, 2009

Long-term municipal bonds
Arizona	1.65%
Colorado	11.55
Connecticut	1.63
Delaware	3.49
Georgia	5.93
Illinois	13.16
Indiana	4.50
Louisiana	1.56
Maryland	1.93
Massachusetts	1.34
Michigan	3.26
New York	7.00
North Carolina	3.47
Ohio	2.94
Oregon	1.74
Puerto Rico	1.59
Texas	18.78
Utah	1.02
Washington	7.28
Wisconsin	2.12

Total long-term municipal bonds	95.94
Short-term investment	0.10

Total investments	96.04
Cash and other assets, less liabilities	3.96

Net assets	100.00%

SMA Relationship Trust – Series M – Portfolio of investments
September 30, 2009 (unaudited)

	Face
Security description	amount	Value

Long-term municipal bonds — 95.94%
Arizona — 1.65%
Salt River Project Agricultural Improvement &
Power District Revenue Bonds,
Series A, 5.125%, due 01/01/27	$3,465,000	$3,623,281

Colorado — 11.55%
Colorado Health Facilities Authority Revenue Bonds,
Series E, 5.125%, due 11/15/16(1),(2)	360,000	430,787
Series E, 5.125%, due 11/15/25(2)	6,290,000	6,527,070
Regional Transportation District Revenue Bonds,
Series A, AMBAC, 5.000%, due 11/01/16(1)	15,390,000	18,362,117

		25,319,974

Connecticut — 1.63%
State of Connecticut General Obligation Bonds,
Series C, 5.000%, due 11/01/11	3,280,000	3,567,262

Delaware — 3.49%
State of Delaware General Obligation Bonds
Series A, 5.000%, due 01/01/12	7,000,000	7,651,700

Georgia — 5.93%
State of Georgia General Obligation Bonds,
Series E, 5.000%, due 08/01/19	5,000,000	5,865,750
Series E, 5.000%, due 08/01/21	6,160,000	7,125,642

		12,991,392

Illinois — 13.16%
Chicago Metropolitan Water Reclamation
District-Greater Chicago General Obligation Bonds,
5.000%, due 12/01/18	5,600,000	6,418,552
Chicago O’Hare International Airport Revenue Bonds,
Series B, MBIA, 5.250%, due 01/01/18	10,000,000	11,413,700
De Witt Ford County Community School
District No. 540 General Obligation Bonds, FSA,
5.000%, due 12/01/24	8,425,000	9,216,781
Will County Community School
District No. 161 General Obligation Bonds,
FGIC, 1.257%, due 01/01/12(3)	1,915,000	1,797,132

		28,846,165

Indiana — 4.50%
Indiana Health & Educational Facilities
Financing Authority Hospital Revenue Bonds,
Series B, 5.000%, due 02/15/17	2,000,000	2,072,720
Purdue University Revenue Bonds,
Series A, 5.000%, due 07/01/13(1)	6,850,000	7,794,135

		9,866,855

Louisiana — 1.56%
City of New Orleans LA General Obligation Bonds,
AGC-ICC FGIC, 5.500%, due 12/01/21	3,010,000	3,412,618

Maryland — 1.93%
Howard County General Obligation Bonds,
Series B, 5.000%, due 02/15/11	4,000,000	4,242,600

Massachusetts — 1.34%
Massachusetts State Water Pollution Abatement Revenue Bonds,
Series A, 5.250%, due 08/01/19	2,395,000	2,931,456

Michigan — 3.26%
Michigan Municipal Bond
Authority Revenue Bonds,
FSA, 5.000%, due 06/01/15	6,290,000	7,140,408

New York — 7.00%
New York City Municipal Water Finance
Authority Revenue Bonds,
Series E, FSA-CR, 5.000%, due 06/15/26	5,000,000	5,119,700
Triborough Bridge & Tunnel Authority Revenue Bonds,
Series C, 5.000%, due 11/15/22	4,305,000	4,927,072
AMBAC, 5.125%, due 11/15/26	5,000,000	5,291,650

		15,338,422

North Carolina — 3.47%
North Carolina Eastern Municipal Power
Agency Power Systems Revenue Bonds,
Series A, AMBAC, 5.000%, due 01/01/16	5,800,000	6,349,260
Series A, 6.400%, due 01/01/21(1)	1,000,000	1,266,980

		7,616,240

Ohio — 2.94%
Buckeye Tobacco Settlement Financing
Authority Revenue Bonds,
Series A-2, 5.125%, due 06/01/24	6,820,000	6,439,580

Oregon — 1.74%
Portland Community College District General
Obligation Bonds,
5.000%, due 06/15/25	3,340,000	3,815,683

Puerto Rico — 1.59%
Puerto Rico Highway & Transportation
Authority Revenue Bonds,
Series N, 5.500%, due 07/01/23	3,320,000	3,496,923

Texas — 18.78%
City of Brownsville General Obligation Bonds,
AMBAC, 1.371%, due 02/15/11(3)	1,315,000	1,234,114
North East Independent School District General
Obligation Bonds,
Series A, PSF-GTD, 5.000%, due 08/01/27	5,000,000	5,513,500
San Antonio Electric & Gas Revenue Bonds,
5.000%, due 02/01/19	7,975,000	8,839,969
Tarrant County Cultural Education Facilities
Finance Corp. Revenue Bonds,
Series A, 5.000%, due 02/15/22	5,000,000	5,231,800
Texas State Transportation Commission Revenue Bonds,
5.000%, due 04/01/11	6,815,000	7,259,747
Series A, 5.000%, due 04/01/20	7,105,000	8,041,936
University of Texas Revenue Bonds,
Series B, 5.000%, due 08/15/31	4,695,000	5,062,337

		41,183,403

Utah — 1.02%
Utah Transit Authority Revenue Bonds,
Series A, 5.000%, due 06/15/27	2,000,000	2,245,020

Washington — 7.28%
King County School District No. 403 General Obligation Bonds,
5.000%, due 12/01/27	6,620,000	7,392,819
State of Washington General Obligation Bonds,
Series A, FGIC, 5.000%, due 07/01/26	3,055,000	3,224,583
Series B, FSA, 5.000%, due 07/01/29	5,000,000	5,349,800

		15,967,202

Wisconsin — 2.12%
State of Wisconsin Revenue Bonds
Series A, ST APPROP, 5.750%, due 05/01/29	2,000,000	2,330,040
Series A, ST APPROP, 5.750%, due 05/01/33	2,000,000	2,310,820

		4,640,860

Total long-term municipal bonds (cost — $201,964,086)		210,337,044

	Shares

Short-term investment — 0.10%
Investment company — 0.10%
JPMorgan Tax Free Money Market Fund, 0.004%(4) (cost — $222,766)	222,766	222,766

Total investments — 96.04% (cost — $202,186,852)		210,559,810
Cash and other assets, less liabilities — 3.96%		8,681,477

Net assets — 100.00%		$219,241,287

Notes to portfolio of investments
Aggregate cost for federal income tax purposes, which was the same for book purposes, was $202,186,852; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$8,915,191
Gross unrealized depreciation	(542,233)

Net unrealized appreciation of investments	$8,372,958

(1)	Security is prerefunded or escrowed to maturity. The maturity date shown is the earlier of the reset date or the date of the prerefunded call.
(2)	Floating rate security — The interest rates shown are the current rates as of September 30, 2009.
(3)	Rate shown reflects annualized yield at September 30, 2009 on zero coupon bond.
(4)	The rate shown reflects the yield at September 30, 2009.

AMBAC	American Municipal Bond Assurance Corp.
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance
FSA-CR	Financial Security Assurance Custodial Receipts
MBIA	MBIA Insurance Corp.
PSF-GTD	Permanent School Fund Guaranteed

The following is a summary of the inputs used as of September 30, 2009 in valuing the Fund’s investments:

Measurements at 09/30/09

	Quoted prices in
	active markets for	Significant other	Unobservable
	identical investments	observable inputs	inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Municipal bonds	$—	$210,337,044	$—	$210,337,044
Short-term investment	—	222,766	—	222,766

Total	$—	$210,559,810	$—	$210,559,810

SMA Relationship Trust – Series T

Industry diversification (unaudited)(1)
As a percentage of net assets as of September 30, 2009

Bonds
Corporate bonds
Capital markets	0.16%
Electric utilities	0.23

Total corporate bonds	0.39
Asset-backed securities	4.14
Collateralized debt obligations	0.88
Commercial mortgage-backed securities	12.24
Mortgage & agency debt securities	49.24
Stripped mortgage-backed securities	0.36

Total bonds	67.25
Investment companies
UBS Corporate Bond Relationship Fund	27.98
UBS High Yield Relationship Fund	2.79

Total investment companies	30.77
Short-term investments	1.06

Total investments	99.08
Cash and other assets, less liabilities	0.92

Net assets	100.00%

(1)	Figures represent the industry breakdown of direct investments of the SMA Relationship Trust - Series T. Figures would be different if a breakdown of the underlying investment companies’ industry diversification was included.

SMA Relationship Trust – Series T – Portfolio of investments
September 30, 2009 (unaudited)

	Face
Security description	amount	Value

Bonds — 67.25%
Corporate bonds — 0.39%
Luxembourg — 0.23%
Enel Finance International SA,
3.875%, due 10/07/14(1)	$300,000	$299,190

United States — 0.16%
Morgan Stanley, MTN,
5.625%, due 09/23/19	200,000	196,660

Total corporate bonds (cost — $498,360)		495,850

Asset-backed securities — 4.14%
United States — 4.14%
American Express Credit Account Master Trust,
Series 2006-1, Class C,
0.523%, due 12/15/13(1),(2)	850,000	815,637
Capital One Multi-Asset Execution Trust,
Series 2003-B5, Class B5,
4.790%, due 08/15/13	525,000	536,692
Chase Issuance Trust,
Series 2007-A17, Class A,
5.120%, due 10/15/14	650,000	703,900
Citibank Credit Card Issuance Trust,
Series 2004-C1, Class C1,
0.893%, due 07/15/13(2)	850,000	810,776
Series 2002-C2, Class C2,
6.950%, due 02/18/14	700,000	735,210
Conseco Finance,
Series 2001-C, Class M2,
1.393%, due 08/15/33(2)	968,403	143,616
Countrywide Asset-Backed Certificates,
Series 2006-17, Class 2A1,
0.296%, due 03/25/47(2)	70,225	69,335
Irwin Home Equity Corp.,
Series 2005-C, Class 1M3,
6.150%, due 04/25/30(3),(4)	1,514,435	696,640
MBNA Credit Card Master Note Trust,
Series 2004-B1, Class B1,
4.450%, due 08/15/16	700,000	678,902
Merrill Lynch Mortgage Investors, Inc.,
Series 2006-AHL1, Class A2A,
0.296%, due 05/25/37(2)	49,568	49,088
Morgan Stanley Mortgage Loan Trust,
Series 2006-4SL, Class A1,
0.396%, due 03/25/36(2)	1,624,449	29,240
Structured Asset Securities Corp.,
Series 2005-S7, Class M5,
0.896%, due 12/25/35(1),(2)	371,705	303

Total asset-backed securities (cost — $8,581,944)		5,269,339

Collateralized debt obligations — 0.88%
Cayman Islands — 0.88%
Ansonia CDO Ltd.,
Series 2006-1, Class G,
7.149%, due 07/28/46(3),(5)	8,752,000	175,040
Series 2006-1, Class H,
7.445%, due 07/28/46(3),(5)	6,218,000	124,360
LNR CDO Ltd.,
Series 2002-1A, Class EFX,
7.781%, due 07/24/37(3),(5)	2,725,000	817,500

Total collateralized debt obligations (cost — $17,928,133)		1,116,900

Commercial mortgage-backed securities — 12.24%
United States — 12.24%
Banc of America Commercial Mortgage, Inc.,
Series 2006-6, Class A4,
5.356%, due 10/10/45	2,850,000	2,426,033
Bear Stearns Commercial Mortgage Securities,
Series 2006-PW14, Class AM,
5.243%, due 12/11/38	210,000	152,978
Citigroup Commercial Mortgage Trust,
Series 2006-C5, Class A4,
5.431%, due 10/15/49	2,475,000	2,236,703

Commercial Mortgage Pass-Through Certificates,
Series 2006-C8, Class A4,
5.306%, due 12/10/46	60,000	52,218
Greenwich Capital Commercial Funding Corp.,
Series 2004-GG1, Class XP,
0.447%, due 06/10/36(2),(3),(5)	47,628,393	230,740
Series 2006-RR1, Class A1,
5.950%, due 03/18/49(1),(2)	4,325,000	605,500
GS Mortgage Securities Corp. II,
Series 2006-CC1, Class A,
5.507%, due 03/21/46(2),(3),(5)	2,939,912	881,974
Series 2006-GG8, Class A4,
5.560%, due 11/10/39	2,500,000	2,197,124
Series 2006-RR2, Class H,
5.681%, due 06/23/46(1),(2)	3,991,000	199,550
Series 2007-GG10, Class A4,
5.999%, due 08/10/45(2)	4,600,000	3,801,751
JP Morgan Chase Commercial Mortgage Securities Corp.,
Series 2006-LDP7, Class A4,
6.065%, due 04/15/45(2)	1,250,000	1,162,455
Wachovia Bank Commercial Mortgage Trust,
Series 2006-C27, Class A3,
5.765%, due 07/15/45(2)	1,820,000	1,634,157

Total commercial mortgage-backed securities (cost — $22,976,474)		15,581,183

Mortgage & agency debt securities — 49.24%
United States — 49.24%
Banc of America Funding Corp.,
Series 2006-I, Class SB2,
4.440%, due 12/20/36(2)	1,029,329	39,423
Series 2007-C, Class XB2,
5.724%, due 05/20/36(2)	2,263,633	63,834
Series 2007-C, Class XB4,
5.724%, due 05/20/36(2)	4,944,540	50,929
Series 2007-2, Class B2,
6.073%, due 03/25/37(2)	4,138,107	49,667
Series 2007-2, Class B1,
6.073%, due 03/25/37(2)	4,686,926	79,678
Series 2006-7, Class 1B2,
6.250%, due 09/25/36	1,785,275	22,851
Series 2006-7, Class 1B3,
6.250%, due 09/25/36	973,698	5,453
Chase Mortgage Finance Corp.,
Series 2007-S2, Class B2,
5.866%, due 03/25/37(2)	699,627	14,303
Citicorp Mortgage Securities, Inc.,
Series 1994-3, Class A13,
6.500%, due 02/25/24	31,681	31,577
Citigroup Mortgage Loan Trust, Inc.,
Series 2007-AR4, Class 2B1,
5.641%, due 03/25/37(2)	6,904,444	81,558
Series 2007-AR4, Class 1B3,
6.077%, due 03/25/37(2)	3,558,776	54,093
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2006-16, Class B1,
6.239%, due 11/25/36(2)	1,707,092	16,388
Series 2006-13, Class B1,
6.250%, due 09/25/36	1,103,874	5,519
Series 2006-J4, Class B1,
6.250%, due 09/25/36	772,071	60,514
Credit Suisse Mortgage Capital Certificates,
Series 2006-4, Class CB1,
5.732%, due 05/25/36(2)	1,736,505	34,730
Series 2006-2, Class CB3,
5.854%, due 03/25/36(2)	1,073,890	10,739
Federal Home Loan Mortgage Corp. Gold Pools,†
#G04437, 5.000%, due 08/01/37	4,537,858	4,696,163
#G02922, 5.500%, due 04/01/37	3,629,246	3,806,928
#C56030, 6.000%, due 03/01/31	17,270	18,431
#C55783, 6.500%, due 01/01/29	158,574	170,994
#G00194, 7.500%, due 02/01/24	254,950	286,102
#C00410, 8.000%, due 07/01/25	78,709	89,277
#C37436, 8.000%, due 01/01/30	28,238	32,092

Federal National Mortgage Association Pools,†
#983068, 4.500%, due 05/01/38	9,364,388	9,498,962
#AC1580, 4.500%, due 08/01/39	1,995,750	2,024,231
#933523, 5.000%, due 02/01/38	1,802,688	1,864,911
#961631, 5.000%, due 02/01/38	14,445,801	14,944,422
#975213, 5.000%, due 03/01/38	2,114,232	2,187,208
#975375, 5.000%, due 06/01/38	1,551,489	1,605,041
#244450, 5.500%, due 11/01/23	106,359	112,605
#555591, 5.500%, due 07/01/33	2,736,669	2,879,204
#994126, 5.500%, due 11/01/38	9,905,825	10,376,867
#708631, 6.000%, due 06/01/33	61,424	66,128
#872912, 6.500%, due 06/01/36	3,552,619	3,805,336
#675469, 7.000%, due 04/01/18	61,339	66,109
#253824, 7.000%, due 03/01/31	28,338	31,294
#578040, 7.500%, due 05/01/31	133,600	150,169
#7237, 9.500%, due 11/01/09	782	790
Federal National Mortgage Association Whole Loan,†
Series 1995-W3, Class A,
9.000%, due 04/25/25	72,298	81,629
First Horizon Asset Securities, Inc.,
Series 2004-FL1, Class 1A1,
0.516%, due 02/25/35(2)	249,478	169,251
GMAC Mortgage Corp. Loan Trust,
Series 1982, Class 7,
11.625%, due 10/01/12(6)	2,929	2,929
Government National Mortgage Association Pools,
#701813, 4.500%, due 04/15/39	1,012,792	1,029,883
#2687, 6.000%, due 12/20/28	47,979	51,330
#495814, 6.000%, due 01/15/29	53,308	56,890
#508540, 6.000%, due 02/20/34	800,443	847,990
#486873, 6.500%, due 01/15/29	24,383	26,354
#338523, 8.000%, due 12/15/22	4,089	4,616
#780339, 8.000%, due 12/15/23	36,558	41,270
IndyMac INDA Mortgage Loan Trust,
Series 2007-AR1, Class B1,
5.735%, due 03/25/37(2)	5,337,170	133,429
Series 2007-AR3, Class B2,
5.881%, due 07/25/37(2)	3,975,570	77,524
Series 2007-AR3, Class B3,
5.881%, due 07/25/37(2)	2,544,378	33,840
Series 2007-AR4, Class B3,
6.024%, due 08/25/37(2)	1,466,068	969
Series 2007-AR5, Class B3,
6.173%, due 09/25/37(2)	2,155,831	6,252
Series 2007-AR5, Class B2,
6.173%, due 09/25/37(2)	3,994,418	64,710
Lehman Structured Securities Corp.,
Series 2007-1, Class M5,
2.329%, due 10/28/34(1),(2)	1,213,598	21,238
Series 2007-1, Class M3,
2.332%, due 10/28/34(1),(2)	1,020,076	33,152
Merrill Lynch Mortgage Investors, Inc.,
Series 2006-F1, Class M1,
6.000%, due 04/25/36	3,606,761	133,450
Residential Funding Mortgage Securities I,
Series 2006-SA3, Class M1,
5.901%, due 09/25/36(2)	2,474,017	56,669
Series 2006-S11, Class M2,
6.000%, due 11/25/36	3,668,521	61,301
Series 2006-S9, Class M2,
6.250%, due 09/25/36	1,751,100	20,498

Structured Adjustable Rate Mortgage Loan Trust,
Series 2006-5, Class B1I,
6.055%, due 06/25/36(2)	200,636	196
Series 2006-10, Class B1I,
6.150%, due 11/25/36(2)	5,811,242	81,148
Series 2006-10, Class B2I,
6.150%, due 11/25/36(2)	142,201	1
WaMu Mortgage Pass-Through Certificates,
Series 2006-AR16, Class LB1,
5.580%, due 12/25/36(2)	2,246,026	116,286
Washington Mutual MSC Mortgage Pass-Through Certificates,
Series 2002-MS6, Class 3A1,
6.500%, due 09/25/32	34,717	34,326
Wells Fargo Alternative Loan Trust,
Series 2007-PA1, Class B2,
6.250%, due 03/25/37	2,601,728	3,670
Wells Fargo Mortgage Backed Securities Trust,
Series 2007-5, Class B3,
5.500%, due 05/25/37	869,461	63,333
Series 2007-3, Class CRB1,
6.000%, due 04/25/37	1,666,288	46,656
Series 2006-AR15, Class B2,
6.160%, due 10/25/36(2)	1,792,911	67,255

Total mortgage & agency debt securities (cost — $127,254,456)		62,702,565

Stripped mortgage-backed securities — 0.36%
United States — 0.36%
Federal National Mortgage Association Interest Strips, IO,†
Series 366, Class 14,
6.000%, due 10/01/35(2),(3)	207,523	28,796
Series 366, Class 16,
6.500%, due 10/01/35(2),(3)	355,465	61,284
MLCC Mortgage Investors, Inc., IO,
Series 2004-E, Class XA,
1.150%, due 11/25/29(2),(3)	8,250,131	61,876
Sequoia Mortgage Trust, IO,
Series 2004-11, Class XA1,
1.370%, due 12/20/34(2),(3)	9,735,125	126,557
Structured Adjustable Rate Mortgage Loan Trust, IO,
Series 2005-21, Class 6AX,
5.500%, due 11/25/35(2),(3)	1,286,874	183,382

Total stripped mortgage-backed securities (cost — $2,041,781)		461,895

Total bonds (cost — $179,281,148)		85,627,732

	Units

Investment companies — 30.77%
UBS Corporate Bond Relationship Fund*(7)	2,785,977	35,630,695
UBS High Yield Relationship Fund*(7)	162,301	3,553,391

Total investment companies (cost — $36,455,158)		39,184,086

Short-term investment — 1.06%
Investment company — 1.06%
JPMorgan Liquid Assets Money Market Fund, 0.021%(8) (cost — $1,346,948)	1,346,948	1,346,948

Total investments — 99.08% (cost — $217,083,254)		126,158,766
Cash and other assets, less liabilities — 0.92%		1,172,631

Net assets — 100.00%		$127,331,397

Notes to portfolio of investments
Aggregate cost for federal income tax purposes, which was the same for book purposes, was $217,083,254; and net unrealized depreciation consisted of:

Gross unrealized appreciation	$5,193,173
Gross unrealized depreciation	(96,117,661)

Net unrealized depreciation of investments	$(90,924,488)

†	On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.
*	Non-income producing security.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2009, the value of these securities amounted to $1,974,570 or 1.55% of net assets.
(2)	Floating rate security — The interest rates shown are the current rates as of September 30, 2009.
(3)	Security is illiquid. At September 30, 2009, the value of these securities amounted to $3,388,149 or 2.66% of net assets.
(4)	Step bond — Coupon rate increases in increments to maturity. Rate disclosed is as of September 30, 2009. Maturity date disclosed is the ultimate maturity date.
(5)	Security exempt from registration under Rule 144A of the securities Act of 1933. This security, which represents 1.75% of net assets as of September 30, 2009, is considered illiquid and restricted. (See restricted securities table below for more information.)

			Acquisition		09/30/09
			cost as a	09/30/09	Market value
	Acquisition	Acquisition	percentage of	Market	as a percentage
Restricted securities	dates	cost	net assets	value	of net assets

Ansonia CDO Ltd.,
Series 2006-1, Class G,
7.149%, due 07/28/46	10/25/06	$2,217,745	1.74%	$95,040	0.08%
Series 2006-1, Class G,
7.149%, due 07/28/46	12/28/06	1,846,361	1.45	80,000	0.06
Series 2006-1, Class H,
7.445%, due 07/28/46	10/25/06	2,901,961	2.28	124,360	0.10
Greenwich Capital Commercial Funding Corp.,
Series 2004-GG1, Class XP,
0.447%, due 06/10/36	01/30/09	215,302	0.17	230,738	0.18
Series 2004-GG1, Class XP,
0.447%, due 06/10/36	07/23/09	0	0.00	2	0.00 (a)
GS Mortgage Securities Corp. II,
Series 2006-CC1, Class A,
5.506%, due 03/21/46	03/22/06	220,580	0.17	817,809	0.64
Series 2006-CC1, Class A,
5.506%, due 03/21/46	02/28/07	1,222,966	0.96	64,165	0.05
LNR CDO Ltd.,
Series 2002-1A, Class EFX,
7.781%, due 07/24/37	12/01/06	1,814,370	1.43	817,500	0.64

		$10,439,285	8.20%	$2,229,614	1.75%

(a)	Amount represents less than 0.005%.

(6)	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. At September 30, 2009, the value of these securities amounted to $2,929 or 0.00% of net assets.
(7)	Investment in affiliated mutual fund.
(8)	The rate shown reflects the yield at September 30, 2009.

CDO	Collateralized debt obligations
GMAC	General Motors Acceptance Corp.
GS	Goldman Sachs
IO	Interest only — This security entitles the holder to receive interest payments from an underlying pool of mortgages. The risk associated with this security is related to the speed of the principal paydowns. High prepayments would result in a smaller amount of interest being received and cause the yield to decrease. Low prepayments would result in a greater amount of interest being received and cause the yield to increase.
MLCC	Merrill Lynch Credit Corp.
MTN	Medium term note
STRIPS	Bonds that can be subdivided into a series of zero-coupon bonds

The following is a summary of the inputs used as of September 30, 2009 in valuing the Fund’s investments:

Measurements at 09/30/09

	Quoted prices in
	active markets for	Significant other	Unobservable
	identical investments	observable inputs	inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Corporate bonds	$—	$495,850	$—	$495,850
Asset-backed securities	—	4,572,699	696,640	5,269,339
Collateralized debt obligations	—	—	1,116,900	1,116,900
Commercial mortgage-backed
securities	—	14,699,209	881,974	15,581,183
Mortgage & agency debt securities	—	62,699,636	2,929	62,702,565
Stripped mortgage-backed securities	—	273,462	188,433	461,895
Investment companies	—	39,184,086	—	39,184,086
Short-term investments	—	1,346,948	—	1,346,948

Total	$—	$123,271,890	$2,886,876	$126,158,766

Level 3 Rollforward Disclosure
 The following is a rollforward of the Fund’s investments that were valued using unobservable inputs for the period:

Measurements using unobservable inputs (Level 3)

	Asset-backed securities	Collateralized debt obligations	Commercial mortgage-backed securities	Mortgage & agency debt securities	Stripped mortgage- backed securities	Total

Assets
Beginning balance	$—	$—	$—	$—	$—	$—
Total gains or losses (realized/unrealized) included in earnings(1)	—	—	—	—	—	—
Purchases, sales, issuances, and settlements (net)	—	—	—	—	—	—
Transfers in and/or out of Level 3	696,640	1,116,900	881,974	2,929	188,433	2,886,876

Ending balance	$696,640	$1,116,900	$881,974	$2,929	$188,433	$2,886,876

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to investments still held at 09/30/09.	$(322,080)	$(7,670,268)	$(572,058)	$1	$(916,902)	$(9,481,307)

(1) Does not include unrealized losses of ($9,481,307) related to transferred assets, presented at their end of period values.

1) Valuation of investments
Each Fund calculates its net asset value based on the current market value for its portfolio securities. The Funds normally obtain market values for their securities and other instruments from independent pricing sources. Independent pricing sources may use last reported sale prices, official market closing price, current market quotations or valuations from computerized “matrix” systems that derive values based on comparable securities or instruments. A matrix system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio securities or instruments. Securities traded in the over-the-counter (“OTC”) market and listed on The NASDAQ Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price available prior to valuation. Securities which are listed on US and foreign stock exchanges normally are valued at the market close, the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. Securities listed on foreign stock exchanges may be fair valued based on significant events that have occurred subsequent to the close of the foreign markets. Certain funds may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. If a security is valued at a “fair value,” that value is likely to be different from the last quoted market price for the security. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by UBS Global Asset Management (Americas) Inc. (“UBS Global AM”), the investment advisor of the Funds. UBS Global AM is an indirect wholly owned asset management subsidiary of UBS AG, an internationally diversified organization with headquarters in Zurich and Basel, Switzerland and operations in many areas of the financial services industry. If a market value is not readily available from an independent pricing source for a particular security or instrument, that security or instrument is valued at a fair value determined by or under the direction of the Trust’s Board of Trustees (the “Board”). Various factors may be reviewed in order to make a good faith determination of a security’s or instrument’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the securities or instruments; and the evaluation of forces which influence the market in which the securities or instruments are purchased and sold. Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

Certain securities in which the Funds invest are traded in markets that close before 4:00 p.m. Eastern Time. Normally, developments that occur between the close of the foreign markets and 4:00 p.m. Eastern Time will not be reflected in the Fund’s NAV. However, if any of the Funds determine that such developments are so significant that they will materially affect the value of the Fund’s securities, the Fund may adjust the previous closing prices to reflect what the Board believes to be the fair value of these securities as of 4:00 p.m. Eastern Time.

Futures contracts are generally valued at the settlement price established each day on the exchange on which they are traded. Forward foreign currency contracts are valued daily using forward exchange rates quoted by independent pricing services.

Swaps are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded as an unrealized gain or loss on the Statement of assets and liabilities. In the event that market quotations are not readily available or deemed unreliable, the swap is valued at fair value as determined in good faith by or under the direction of the Board.

US generally accepted accounting principles (“GAAP”) requires disclosure surrounding the various inputs that are used in determining the value of the Funds’ investments. These inputs are summarized into the three broad levels listed below.

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risk.
Level 3 – Unobservable inputs inclusive of the Funds’ own assumptions in determining the value of investments.

A fair value hierarchy has been included near the end of each Fund’s portfolio of investments.

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

In March 2008, the FASB amended Accounting Standards Codification Topic 815 Derivatives and Hedging (“ASC 815”), which changes the disclosure requirements for derivative instruments and hedging activities. Since investment companies value their derivatives at fair value and recognize changes in fair value through the statement of operations, they do not qualify for hedge accounting under ASC 815. Accordingly, even though a fund’s investments in derivatives may represent economic hedges, they are considered to be non-hedge transactions for purposes of disclosure under ASC 815. ASC 815 requires that (1) objectives for using derivative instruments be disclosed in terms of underlying risk and accounting designation, (2) the fair values of derivative instruments and their gains and losses be disclosed in a tabular format, and (3) information be disclosed about credit-risk contingent features of derivatives contracts. ASC 815 is effective for financial statements for fiscal years and interim periods beginning after November 15, 2008.

2) Swap agreements:
Each Fund may engage in swap agreements, including interest rate, credit default and total return swap agreements. The Funds expect to enter into these transactions to preserve a return or spread on a particular investment or portion of the portfolio’s duration, to protect against any increase in the price of securities the Fund anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.

Each Fund may enter into interest rate swap agreements with another party to receive or pay interest (e.g., an exchange of fixed rate payments for floating rate payments) to protect themselves from interest rate fluctuations. This type of swap agreement is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to a specified interest rate(s) for a specified amount.

The payment flows are usually netted against each other, with the difference being paid by one party to the other. Interest rate swap agreements are subject to general market risk, liquidity risk, counterparty risk and interest rate risk.

Credit default swap agreements involve commitments to make or receive payments in the event of a default or a credit event of a referenced security. As a buyer, the Fund would make periodic payments to the counterparty, and the Fund would receive payments only upon the occurrence of a credit event. If no credit event occurs, the Fund will lose its periodic stream of payments over the term of the contract. However, if a credit event does occur, the Fund typically would receive full notional value for a reference obligation that may have little or no value. As a seller, the Fund would receive periodic payments from the counterparty, and the Fund would make payments only upon the occurrence of a credit event. If no credit event occurs, the Fund will gain the periodic stream of payments it received over the term of the contract. However, if a credit event occurs, the Fund will pay full notional value for a reference obligation that may have little or no value. Credit default swaps may involve greater risks than if the Fund had invested in the reference obligation directly and are subject to general market risk, liquidity risk, counterparty risk and credit risk.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return or payment in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of referenced credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds with a credit default swap on indices which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of September 30, 2009 for which the Fund is the seller of protection are disclosed under the section “Credit default swaps on corporate and sovereign issues—sell protection” in the portfolio of investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into, if any, by a Fund for the same referenced entity or entities.

Total return swap agreements involve commitments to pay or receive interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. Total return swap agreements are subject to general market risk, liquidity risk, counterparty risk and that there may be unfavorable changes in the underlying investments or instruments.

The use of swaps involves investment techniques and risks different from those associated with ordinary portfolio security transactions. If UBS Global AM is incorrect in its forecast of market values, interest rates and other applicable factors, the investment performance of the Funds will be less favorable than it would have been if this investment technique was never used. Swap agreements do not involve the delivery of securities and are subject to counterparty risk. If the other party to a swap agreement defaults and fails to consummate the transaction, a Fund’s risk of loss will consist of the net amount of interest or other payments that the Fund is contractually entitled to receive. Therefore, the Fund would consider the creditworthiness of the counterparty to a swap agreement in evaluating potential credit risk.

The Funds will accrue for interim payments on swap agreements on a daily basis, with the net amount recorded within unrealized appreciation/depreciation of swap agreements on the Statements of assets and liabilities. Once interim payments are settled in cash, the net amount is recorded as realized gain/loss on swap agreements, in addition to realized gain/loss recorded upon the termination of swap agreements on the Statements of operations. Daily fluctuations in the value of swap agreements are recorded for financial statement purposes as unrealized appreciation or depreciation of swap agreements.

3) Transactions with affiliates
 The Funds may invest in units of certain affiliated investment companies also sponsored by the Advisor. The Funds pay no management fees to these affiliated investment companies. Investments in affiliated investment companies for the period ended September 30, 2009 were as follows:

SMA Relationship Trust – Series A

					Change in net
					unrealized
				Net realized	appreciation
Affiliated investment companies	Value 12/31/08	Purchases	Sales proceeds	gain (loss)	(depreciation)	Value 09/30/09	% of net assets

UBS U.S. Equity Alpha Relationship Fund	$3,942,771	$1,500,000	$820,000	$(551,710)	$1,761,092	$5,832,153	21.89%
UBS U.S. Large Cap Growth Equity Relationship Fund	4,006,806	500,000	800,000	(447,479)	1,589,159	4,848,486	18.19

	$7,949,577	$2,000,000	$1,620,000	$(999,189)	$3,350,251	$10,680,639	40.08%

SMA Relationship Trust – Series T

					Change in net
					unrealized
				Net realized	appreciation
Affiliated investment companies	Value 12/31/08	Purchases	Sales proceeds	gain (loss)	(depreciation)	Value 09/30/09	% of net assets

UBS Corporate Bond Relationship Fund	$42,711,407	$3,750,000	$15,600,000	$(332,395)	$5,101,683	$35,630,695	27.98%
UBS High Yield Relationship Fund	—	3,400,000	—	—	153,391	3,553,391	2.79
UBS U.S. Securitized Mortgage Relationship Fund	86,654,737	2,000,000	131,545,529	(38,285,458)	81,176,250	—	0.00

	$129,366,144	$9,150,000	$147,145,529	$(38,617,853)	$86,431,324	$39,184,086	30.77%

Series M did not have any investments in affiliated investment companies during the period ended at September 30, 2009.

For more information regarding the Funds’ other significant accounting policies please refer to the Funds’ semi-annual report to shareholders dated June 30, 2009.

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)
The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act is attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SMA Relationship Trust

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date:	November 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date:	November 25, 2009

By:	/s/ Thomas Disbrow
Thomas Disbrow
Treasurer and Principal Accounting Officer

Date:	November 25, 2009